Debentures (Details) € / shares in Units, ₪ / shares in Units, € in Thousands, $ in Thousands															12 Months Ended
	Jan. 16, 2024 EUR (€) shares	Jan. 16, 2024 ILS (₪)	Feb. 01, 2023 EUR (€)	Feb. 01, 2023 ILS (₪)	Aug. 17, 2022 EUR (€)	Jun. 06, 2022	Oct. 31, 2021 EUR (€)	Oct. 31, 2021 ILS (₪)	Feb. 23, 2021 EUR (€) € / shares	Feb. 23, 2021 ILS (₪)	Oct. 26, 2020 EUR (€) shares	Oct. 26, 2020 ILS (₪)	Jul. 25, 2019 EUR (€)	Jul. 25, 2019 ILS (₪)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Nov. 30, 2024 EUR (€) ₪ / item	Nov. 30, 2024 ILS (₪) ₪ / shares ₪ / item	Aug. 31, 2024 EUR (€) ₪ / item	Aug. 31, 2024 ILS (₪) ₪ / shares ₪ / item	Apr. 17, 2024 ILS (₪) ₪ / shares ₪ / item	Jan. 16, 2024 ILS (₪) ₪ / shares shares	Dec. 31, 2023 USD ($)	Feb. 01, 2023 ILS (₪)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Oct. 31, 2021 ILS (₪) ₪ / shares	Jun. 25, 2021 EUR (€)	Feb. 23, 2021 ILS (₪) ₪ / shares	Oct. 26, 2020 ILS (₪) shares	Jul. 25, 2019 ILS (₪)
Debentures [Line items]
Aggregate principal amount											€ 38,500																						₪ 154,000,000
Gross proceeds from offering											40,300	₪ 164,200,000
Net proceeds from offering															€ 74,159		€ 55,808
Equity															129,285		125,099	$ 134,580								$ 130,222		€ 83,077	€ 114,107
Liabilities amount															€ 547,972		€ 487,753	$ 570,420
Ellomay Luzon Energy [Member]
Debentures [Line items]
Fixed interest rate															8.10%			8.10%	8.10%
Ordinary Shares [Member]
Debentures [Line items]
Aggregate ordinary shares issued | shares	1,020,000																								1,020,000
Price per share | ₪ / shares																									₪ 80
Series C Debentures [Member]
Debentures [Line items]
Aggregate principal amount							€ 32,100		€ 25,442				€ 22,690
Gross proceeds from offering							€ 32,529				€ 41,100
Net proceeds from offering									25,534			₪ 162,400,000	€ 22,317
Principal amount of each unit | ₪ / shares																														₪ 1
Price per principal amount | ₪ / shares																														₪ 1.0135
Exercise price					€ 3,800
Debentures payable term															The principal amount of Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures originally bore a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive).	The principal amount of Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures originally bore a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive).
Annual interest rate						0.25%
Percentage of distributable profit															75.00%			75.00%	75.00%
Liabilities amount															€ 1,410
Series C Debentures [Member] | Net Financial Debt [Member]
Debentures [Line items]
Percentage of equity on consolidated basis															60.00%			60.00%	60.00%
Series C Debentures [Member] | Bottom of Range [Member]
Debentures [Line items]
Fixed interest rate						3.30%									0.25%			0.25%	0.25%
Series C Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Fixed interest rate						3.55%									0.50%			0.50%	0.50%
Series C Debentures [Member] | NIS [Member]
Debentures [Line items]
Aggregate principal amount | ₪																														₪ 120,000,000		₪ 100,939,000		₪ 89,065,000
Gross proceeds from offering | ₪								₪ 121,600,000		₪ 102,400,000				₪ 89,065,000
Net proceeds from offering | ₪										101,500,000				₪ 87,600,000
Notional amount | ₪																			₪ 100,000,000
Series C Debentures [Member] | Ordinary Shares [Member]
Debentures [Line items]
Price per share | ₪ / shares																									₪ 170,000,000
Series One Options Member | NIS [Member]
Debentures [Line items]
Warrants issued | shares											385,000																						385,000
Series D Debentures [Member]
Debentures [Line items]
Aggregate principal amount									15,627
Net proceeds from offering									€ 15,577
Fixed interest rate									1.20%																							1.20%
Equity															€ 70,000																€ 50,000
Amount of immediate repayment provision															75,000																€ 60,000
Conversion price | € / shares									€ 41.6
Total proceeds									€ 1,890
Liabilities amount															€ 36
Interest rate															0.75%	0.75%
Aggregate par value of debentures | ₪																₪ 200,000,000
Series D Debentures [Member] | Net Financial Debt [Member]
Debentures [Line items]
Percentage of immediate repayment provision			65.00%	65.00%											67.50%	67.50%
Percentage of interest increase provision			60.00%	60.00%											60.00%	60.00%
Percentage of equity on consolidated basis									60.00%																							60.00%
Equity rate									€ 85,000
Series D Debentures [Member] | Company Balance Sheet [Member]
Debentures [Line items]
Equity															€ 70,000
Series D Debentures [Member] | NIS [Member]
Debentures [Line items]
Aggregate principal amount | ₪																																₪ 62,000,000
Gross proceeds from offering | ₪										62,600,000
Net proceeds from offering | ₪										₪ 61,800,000
Debentures Convertible Into Ordinary Shares Par Value Per Share | ₪ / shares																																₪ 10
Conversion price | ₪ / shares																																₪ 165
Total proceeds | ₪																																₪ 7,504,000
Series E Debentures [Member]
Debentures [Line items]
Aggregate principal amount			€ 58,500																								₪ 220,000,000
Net proceeds from offering			€ 56,000	₪ 218,000,000
Fixed interest rate			6.05%																								6.05%
Equity			€ 75,000
Amount of immediate repayment provision			€ 80,000
Percentage of distributable profit			60.00%																								60.00%
Maximum value of debentures after expansion | ₪				₪ 220,000,000
Series E Debentures [Member] | Net Financial Debt [Member]
Debentures [Line items]
Percentage of equity on consolidated basis			60.00%																								60.00%
Series E Debentures [Member] | Company Balance Sheet [Member]
Debentures [Line items]
Equity			€ 90,000
Series E Debentures [Member] | Bottom of Range [Member]
Debentures [Line items]
Annual interest rate			0.25%	0.25%
Series E Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Annual interest rate			0.75%	0.75%
Series E Debentures [Member] | Ellomay Luzon Energy [Member]
Debentures [Line items]
Ownership percentage			50.00%	50.00%
Series E Debentures [Member] | Dorad [Member]
Debentures [Line items]
Ownership percentage			18.75%	18.75%
Series F Debentures [Member]
Debentures [Line items]
Public offering, aggregate principal amount	€ 41,000																								₪ 170,000,000
Proceeds from offering, net of related expenses	40,000	₪ 165,000,000
Warrant liability															€ 1,410
Par value of financial instrument issued | ₪																			₪ 328,090,736		₪ 66,061,600		₪ 52,029,136	₪ 40,000,000
Aggregate gross consideration of debentures issued																				€ 15,200	₪ 62,200,000	€ 12,000	₪ 50,000,000	₪ 37,800,000
Price per instrument issued | ₪ / item																				0.942	0.942	0.961	0.961	0.946
Principal amount per financial instrument | ₪ / shares																					₪ 1		₪ 1	₪ 1
Principal payment of debentures in 2027															30.00%	30.00%
Principal payment of debentures in 2028															30.00%	30.00%
Principal payment of debentures in 2029															25.00%	25.00%
Principal payment of debentures in 2030															15.00%	15.00%
Financial instrument, interest rate															5.50%			5.50%	5.50%
Series F Debentures [Member] | Net Financial Debt [Member]
Debentures [Line items]
Percentage of immediate repayment provision															65.00%	65.00%
Percentage of interest increase provision															60.00%	60.00%
Series F Debentures [Member] | Exchange Rate [Member]
Debentures [Line items]
Proceeds from offering, net of related expenses	€ 2,449	₪ 10,046,000
Series F Debentures [Member] | Bottom of Range [Member]
Debentures [Line items]
Financial instrument, annual interest increase percentage															0.25%	0.25%
Series F Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Financial instrument, annual interest increase percentage															0.75%	0.75%